SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital
SHARE CAPITAL

20. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2021,

-	The Company issued 1,580,525 common shares for the exercise of warrants for $3,951,312.
-	The Company issued 149,999 common shares for the vesting of Restricted Share Units.
-	The Company issued 392,999 common shares for the exercise of stock options for $987,248.
-	The Company issued 15,000 common shares in lieu of cash.
-	The Company issued 6,488,691 units for the Regulation A+ financing in the United States for proceeds of $18,815,485. Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years. The fair value of $8,261,511 was allocated to the warrant derivative liability.
-	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
-	The Company issued 5,095,966 common shares in a private placement for $25,538,213.
-	The Company issued 359,009 common shares for the exercise of warrants for $978,478.
-	The Company issued 298,661 common shares for the vesting of Restricted Share Units.
-	The Company issued 12,500 common shares for the exercise of stock options for $26,875.
-	The Company issued 356,901 common shares in lieu of cash.

For the year ended December 31, 2020,

-	The Company issued 24,000 common shares for the exercise of warrants for $60,000.
-	The Company issued 20,000 common shares for the exercise of warrants for $50,000.
-	The Company issued 210,320 common shares for the exercise of warrants for $105,160.
-	The Company issued 73,000 common shares for the exercise of warrants for $36,500.
-	The Company issued 294,840 common shares for the exercise of warrants for $147,420.
-	The Company issued 121,840 common shares for the exercise of warrants for $60,920.
-	The Company issued 126,000 common shares for the exercise of warrants for $115,000.
-	The Company issued 645,088 common shares for the acquisition of Dronelogics and an additional 40,000 common shares as finder’s fees.
-	The Company issued 12,000 common shares for the exercise of warrants for $30,000.
-	The Company issued 45,600 common shares for the exercise of warrants for $114,000.
-	The Company issued 192,308 common shares for cash proceeds of $500,000.
-	The Company issued 111,082 common shares for debt settlement of $344,354 and recognized a loss of $38,879 in the statement of comprehensive loss.
-	The Company issued 2,000 common shares for the exercise of warrants for $5,000.
-	The Company issued 2,200 common shares for the exercise of warrants for $5,500.
-	The Company issued 637,975 common shares for the exercise of warrants for $1,594,938.
-	The Company issued 7,117 common shares for the vesting of Restricted Share Units.
-	The Company issued 511,299 units for the Regulation A+ financing in the United States for proceeds of $1,518,845. Each unit is comprised of one common share and one share purchase warrant. These warrants have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years, expiring on November 30, 2022.
-	The Company issued 2,040 common shares for the vesting of Restricted Share Units.
-	The Company issued 2,647 common shares for the vesting of Restricted Share Units.
-	The Company issued 188,194 common shares for the vesting of Restricted Share Units.
-	The Company issued 15,000 common shares for the exercise of warrants for $37,500.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

20. SHARE CAPITAL (CONT’D)

For the year ended December 31, 2019,

-	The Company issued 143,985 common shares to a company controlled by a former director of the Company for settlement of $799,341 in accounts payable and application of $153,566 in subscription receivable.
-	The Company issued 222,965 common shares with a value of $1,000,000 as transaction fees for the Draganfly Innovations amalgamation to related parties.
-	The Company issued 8,517,671 common shares for the amalgamation with Draganfly Innovations.
-	The Company issued 9,065 common shares for settlement of $22,662 in trades payables at a value of $2.50 per share.
-	The Company issued 423,698 common shares for settlement of $740,000 in convertible debentures and interest. As a result of the settlement, the Company recognized loss on settlement of debt of $319,246 in the statement of loss and comprehensive loss.
-	The Company issued 63,388 common shares for exercise of share purchase warrants of the Company for proceeds of $8,833. As a result of the exercise, $212,908 from reserve was reclassification to share capital.
-	The Company issued 2,810,300 units in a private placement. Each unit consists of one common share and one warrant. These warrants have an exercise price of $2.50 per warrant, each convert to one common share, and have a life of one year, expiring on October 25, 2020.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at December 31, 2021, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	7.84	296,665	296,665
November 19, 2019	November 19, 2029	$2.50	7.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	8.33	87,000	78,666
April 30, 2020	April 30, 2030	$3.85	8.33	110,000	70,000
July 3, 2020	July 3, 2025	$3.20	3.51	200,000	166,666
November 24, 2020	November 24, 2030	$2.50	8.90	32,000	21,000
December 11, 2020	December 11, 2030	$2.15	8.95	12,500	12,500
February 2, 2021	February 2, 2031	$13.20	9.09	30,000	10,000
March 8, 2021	March 8, 2026	$13.90	4.19	10,000	5,000
April 27, 2021	April 27, 2031	$10.15	9.23	182,000	-
September 9, 2021	September 9, 2026	$4.84	4.69	25,826	-
				1,035,991	710,497

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	744,993	$2.50
Forfeited	(43,334)	2.50
Granted	492,000	3.08
Outstanding, December 31, 2020	1,193,659	$2.75
Exercised	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60

During the year ended December 31, 2021,

-	The Company granted 30,000 options to an employee. Each option is exercisable at $13.20 per share for 10 years.
-	The Company granted 10,000 options to a consultant. Each option is exercisable at $13.90 per share for 5 years.
-	The Company granted 182,000 options to employees and a consultant. Each option is exercisable at $10.15 per share for 10 years.
-	The Company granted 25,826 options to an employee. Each option is exercisable at $4.84 per share for 5 years.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

20. SHARE CAPITAL (CONT’D)

Stock Options (cont’d)

During the year ended December 31, 2020,

-	The Company granted 89,000 options to employees. Each option is exercisable at $2.50 per share for a period of 10 years from the grant date.
-	The Company granted 120,000 options to consultants. Each option is exercisable at $3.85 per share for a period of 10 years from the grant date.
-	The Company granted 200,000 options to employees. Each option is exercisable at $3.20 per share for a period of 5 years from the grant date.
-	The Company granted 33,000 options to employees. Each option is exercisable at $2.50 per share for a period of 10 years from the grant date.
-	The Company granted 50,000 options to a consultant. Each option is exercisable at $2.15 per share for a period of 10 years from the grant date.

During the year ended December 31, 2021, the Company recorded $1,660,894 (2020 - $1,724,853 and 2019 – $599,701) in stock-based compensation for stock options, based on the fair values of stock options granted which were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended December 31,	2021	2020	2019
Risk free interest rate	0.69%-1.40%	0.43%-0.66%	1.45%-1.46%
Expected volatility	62.84%-113.16%	113.53%-119.03%	100%
Expected life	5 years	5-10 years	7.5 years
Expected dividend yield	0%	0%	0%
Exercise price	$4.84-13.90	$2.15-3.85	$2.50

Volatility is calculated using the historical volatility method based on a comparative company’s stock price.

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

As at December 31, 2021, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2019	634,997
Vested	(199,998)
Forfeited	(68,333)
Issued	248,000
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

20. SHARE CAPITAL (CONT’D)

Restricted Share Units (cont’d)

During the year ended December 31, 2021, 323,661 RSUs fully vested according to the terms and the Company accelerated the vesting of 124,999 RSUs. The Company issued 348,826 RSUs to employees of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date.

During the year ended December 31, 2020, the Company committed to grant 248,000 RSUs to employees and consultants of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date.

During the year ended December 31, 2021, the Company recorded share-based payment expense of $2,291,701 (2020: $943,611, 2019: $161,858) in stock-based compensation for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the years ended December 31, 2021 and 2020, the Company issued warrants (“USD Warrants”) with a USD exercise price. Being in a foreign currency that is not the Company’s functional currency, these USD Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, these USD Warrants are revalued on a quarterly basis to fair market value with the change in fair value being recorded profit or loss. The initial fair value of these USD Warrants was parsed out from equity and recorded as a financial liability.

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period from the Bank of Canada.

Warrant Derivative Liability

Balance at January 1, 2020	$-
Warrant issuance	281,732
Change in fair value of warrants outstanding	466,902
Balance at December 31, 2020	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Warrant Balance at December 31, 2021	4,865,772
Derivative liability
Warrants	$4,865,772
Contingent consideration (note 4)	694,230
Contingent consideration at December 31, 2021	$5,560,002

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$ 3.55	482,425	$182,262	511,299	$748,634
February 5, 2021	US$ 3.55	1,323,275	951,226	-	-
March 5, 2021	US$ 3.55	5,154,321	3,731,285	-	-
July 29, 2021	US$ 5.00	250,000	84,625	-	-
September 14, 2021	US$ 5.00	4,798	1,685	-	-
		7,214,819	$4,865,772	511,299	$748,634

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

20. SHARE CAPITAL (CONT’D)

Warrants (cont’d)

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended December 31,	2021	2020
Risk free interest rate	0.23%-0.95%	0.20%-0.24%
Expected volatility	70.95%-144.59%	72.76%-74.10%
Expected life	2-3 years	2 years
Expected dividend yield	0%	0%

Volatility is calculated using the historical volatility method.

During the year ended December 31, 2020, the Company amended the expiry date of the November 5, 2019 warrants from November 5, 2020 to November 5, 2021 provided that 25% of the warrants were exercised by October 21, 2020 and 25% were exercised by May 5, 2021.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,610,340	$2.05
Exercised	(1,584,775)	1.50
Forfeited	(120,000)	2.50
Issued	511,299	3.55
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99

As at December 31, 2021, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
November 30, 2020	November 30, 2022	US$ 3.55	482,425
February 5, 2021	February 5, 2023	US$ 3.55	1,323,275
March 5, 2021	March 5, 2023	US$ 3.55	5,154,321
March 22, 2021	March 22, 2023	CDN$13.35	1,200,000
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			8,414,819

The weighted average remaining contractual life of warrants outstanding as of December 31, 2021, was 1.20 years (December 31, 2020 – 1.07 years).

Of 1,200,000 warrants issued on March 22, 2021 to acquire Vital, 900,000 of the warrants are currently held in escrow, to be released upon completion of the milestones (note 4).

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars